Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:
	As of December 31,
	2023	2022
Cash and cash equivalents	17,112	19,240
Short-term bank deposits	-	10,070
Restricted deposits	211	201
Other current assets	855	594
Trade receivables, net	2,105	1,097
Total	20,283	31,202

Schedule of Financial Instruments	A summary of financial instruments broken down by group:
	As of December 31,
	2022	2021

Financial assets measured at depreciated cost
Cash and cash equivalents	17,112	19,240
Short-term bank deposits	-	10,070
Trade receivables, net	2,105	1,097
Other current assets	855	594
Restricted deposits	211	201
	20,283	31,202
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	1,332	649
Trade payables	4,303	1,956
Other current liabilities	2,042	2,872
Liability in respect of government grants (including current maturity)	1,327	1,254
Promissory notes, net	7,109	-
	16,143	6,082

Financial liabilities measured at fair value
Derivative warrants liability	274	1,151